UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Rivanna Capital, LLC

Address:   600 Peter Jefferson Parkway, Suite 370
           Charlottesville, VA  22911


Form 13F File Number: 28 - 11576


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Craig F. Colberg
Title:  Member
Phone:  434-220-0430

Signature,  Place,  and  Date  of  Signing:

/s/ Craig F. Colberg               Charlottesville, VA                4/25/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              21

Form 13F Information Table Value Total:  $      178,386
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------- -------------- --------- -------- ------------------ ---------- -------- ----------------
                                                          VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
AERCAP HOLDINGS                 COM            N00985106    2,017   181,573 SH       SOLE       N/A         0 SHARED    0
AMSURG CORP                     COM            03232P405    9,749   348,432 SH       SOLE       N/A         0 SHARED    0
AURIZON MINES, LTD              COM            05155P106    5,891 1,217,125 SH       SOLE       N/A         0 SHARED    0
BRIDGEPOINT EDUCATION, INC      COM            10807M105   11,274   455,507 SH       SOLE       N/A         0 SHARED    0
CASH AMERICA                    COM            14754D100    3,725    77,719 SH       SOLE       N/A         0 SHARED    0
CACI INTL INC                   COM            127190304   13,937   223,736 SH       SOLE       N/A         0 SHARED    0
CORRECTIONS CORP AMERICA        COM            22025Y407    7,498   274,541 SH       SOLE       N/A         0 SHARED    0
DEAN FOODS CO                   COM            242370104    8,759   723,297 SH       SOLE       N/A         0 SHARED    0
GASTAR                          COM            367299203    2,436   814,644 SH       SOLE       N/A         0 SHARED    0
GEO GROUP                       COM            36159R103   13,824   727,189 SH       SOLE       N/A         0 SHARED    0
L-3 COMMUNICATIONS HOLDINGS INC COM            502424104    8,937   126,281 SH       SOLE       N/A         0 SHARED    0
LENDER PROCESSING SERVICES INC  COM            52602E102   14,740   556,914 SH       SOLE       N/A         0 SHARED    0
REGIS CORP                      COM            758932107   10,920   592,529 SH       SOLE       N/A         0 SHARED    0
SERVICE CORP INT'L              COM            817565104    5,581   495,610 SH       SOLE       N/A         0 SHARED    0
SMITH & WESSON HOLDINGS CO      COM            831756101    4,384   565,709 SH       SOLE       N/A         0 SHARED    0
STERIS CORP                     COM            859152100    5,526   174,772 SH       SOLE       N/A         0 SHARED    0
STEWART ENTERPRISES             COM            860370105    3,138   517,032 SH       SOLE       N/A         0 SHARED    0
TELEPHONE & DATA SYSTEMS INC    COM            879433829    6,511   281,250 SH       SOLE       N/A         0 SHARED    0
TRIP ADVISOR, INC               COM            896945201   13,968   391,600 SH       SOLE       N/A         0 SHARED    0
WARNER CHILCOTT PLC-CLASS A     COM            G94368100   15,259   907,733 SH       SOLE       N/A         0 SHARED    0
WARREN RESOURCES INC            COM            93564A100   10,312 3,163,284 SH       SOLE       N/A         0 SHARED    0


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